Pension Plans and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Schedule of benefit obligations in excess of fair value of plan assets
The following tables set forth the status of the defined benefit pension and other post-retirement benefit plans:

	2021			2020
Pension		Other post-retirement	Total	Pension	Other post-retirement	Total
Change in defined benefit obligations:
Defined benefit obligation, January 1	$4,060	$277	$4,337	$3,805	$279	$4,084
Current service cost	59	7	66	58	6	64
Interest cost	98	7	105	110	9	119
Actuarial losses (gains)	(169)	(23)	(192)	278	(1)	277
Benefits paid	(192)	(15)	(207)	(184)	(14)	(198)
Settlements	—	—	—	(5)	—	(5)
Foreign exchange rate movement	(20)	(1)	(21)	(2)	(2)	(4)
Defined benefit obligation, December 31	$3,836	$252	$4,088	$4,060	$277	$4,337
Change in plan assets:
Fair value of plan assets, January 1	$3,909	$—	$3,909	$3,596	$—	$3,596
Administrative expense	(1)	—	(1)	(1)	—	(1)
Interest income on plan assets	92	—	92	102	—	102
Return on plan assets (excluding amounts included in net interest expense)	(234)	—	(234)	305	—	305
Employer contributions	94	15	109	97	14	111
Benefits paid	(192)	(15)	(207)	(184)	(14)	(198)
Settlements	—	—	—	(7)	—	(7)
Foreign exchange rate movement	(25)	—	(25)	1	—	1
Fair value of plan assets, December 31	$3,643	$—	$3,643	$3,909	$—	$3,909
Amounts recognized on Statement of Financial Position:
Fair value of plan assets	$3,643	$—	$3,643	$3,909	$—	$3,909
Defined benefit (obligation)	(3,836)	(252)	(4,088)	(4,060)	(277)	(4,337)
Net recognized (liability) asset, December 31	$(193)	$(252)	$(445)	$(151)	$(277)	$(428)
Components of net benefit expense recognized:
Current service cost	$59	$7	$66	$58	$6	$64
Administrative expense	1	—	1	1	—	1
Net interest expense (income)	6	7	13	8	9	17
Settlements	—	—	—	2	—	2
Other long-term employee benefit losses (gains)	—	(3)	(3)	—	—	—
Net benefit expense	$66	$11	$77	$69	$15	$84
Remeasurement of net recognized (liability) asset:
Return on plan assets (excluding amounts included in net interest expense)	$(234)	$—	$(234)	$305	$—	$305
Actuarial gains (losses) arising from changes in demographic assumptions	2	—	2	(3)	2	(1)
Actuarial gains (losses) arising from changes in financial assumptions	187	13	200	(278)	(19)	(297)
Actuarial gains (losses) arising from experience adjustments	(20)	7	(13)	3	18	21
Foreign exchange rate movement	(3)	—	(3)	—	2	2
Components of defined benefit costs recognized in Other comprehensive income (loss)	$(68)	$20	$(48)	$27	$3	$30

Schedule of assumptions used

	2021			2020
	Canada %	UK %	U.S. %	Canada %	UK %	U.S. %
To determine defined benefit obligation at end of year:
Discount rate for pension plans	3.00	1.90	3.00	2.70	1.30	2.65
Rate of compensation increase	2.80	n/a	n/a	2.80	n/a	n/a
Pension increases	0.00-0.05	3.30	n/a	0.00-0.05	2.95	n/a
To determine net benefit expense for year:
Discount rate for pension plans	2.70	1.30	2.65	3.00	2.00	3.45
Rate of compensation increase	2.80	n/a	n/a	3.00	n/a	n/a
Pension increases	0.00-0.05	2.95	n/a	0.00-0.015	2.95	n/a
Health care trend rates:
Initial health care trend rate	5.10	n/a	0.07	5.30	n/a	6.50
Ultimate health care trend rate	4.00	n/a	0.05	4.00	n/a	5.00
Year ultimate health care trend rate reached	2040	n/a	2025	2040	n/a	2025
	2021			2020
	Canada	UK	U.S.	Canada	UK	U.S.
Mortality rates:
Life expectancy (in years) for individuals currently at age 65:
Male	23	23	22	23	23	22
Female	25	25	23	25	25	23
Life expectancy (in years) at 65 for individuals currently at age 45:
Male	24	24	23	24	25	23
Female	26	27	25	26	27	25
Average duration (in years) of pension obligation	16.9	17.4	12.2	17.2	17.7	12.7

Schedule of effect of percentage-point changes for sensitives	The impact of changes in each key assumption may result in greater than proportional changes in sensitivities.

	Pension	Post-retirement benefits
Interest/discount rate sensitivity:(1)
1% decrease	$694	$30
1% increase	$(550)	$(26)
Rate of compensation increase assumption:
1% decrease	$(68)	n/a
1% increase	$76	n/a
Health care trend rate assumption:
1% decrease	n/a	$(12)
1% increase	n/a	$13
Mortality rates:(2)
10% decrease	$103	$6
(1)    Represents a parallel shift in interest rates across the entire yield curve, resulting in a change in the discount rate assumption.
(2)    Represents 10% decrease in mortality rates at each age.

Schedule of allocation of plan assets
Composition of fair value of plan assets, December 31:

	2021	2020
Equity investments	3%	3%
Fixed income investments	64%	73%
Real estate investments	9%	7%
Qualifying insurance contract	19%	8%
Other	5%	9%
Total composition of fair value of plan assets	100%	100%

Schedule of expected future benefit contributions and benefit payments
The following tables set forth the expected contributions and expected future benefit payments of the defined benefit pension and other post-retirement benefit plans:

	Pension	Post-retirement	Total
Expected contributions for the next 12 months	$85	$17	$102
Expected Future Benefit Payments

	2022	2023	2024	2025	2026	2027 to 2031
Pension	$153	$159	$160	$167	$172	$910
Post-retirement	16	16	17	17	18	94
Total	$169	$175	$177	$184	$190	$1,004